UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 11.58%

Automobiles 6.29%

Bank of America Auto Trust 2010-1A A2†	0.75%	6/15/2012	0.26	$1,190	$1,191,117
Capital Auto Receivables Asset Trust 2007-4A A3B	0.957%#	12/15/2011	0.03	98	98,376
Capital Auto Receivables Asset Trust 2008-1 A3B	1.257%#	8/15/2012	0.34	498	499,450
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.107%#	1/15/2013	0.03	717	720,306
Capital One Prime Auto Receivables Trust 2007-1 A4	0.277%#	12/15/2012	0.50	990	989,874
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	0.03	3	3,288
CarMax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	0.03	4	4,101
CarMax Auto Owner Trust 2010-1 A2	0.83%	11/15/2012	0.44	1,000	1,001,156
Chrysler Financial Auto Securitization Trust 2009-A A2	1.85%	6/15/2011	0.03	467	467,177
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	0.97	750	750,000
Chrysler Financial Lease Trust 2010-A A2†	1.78%	6/15/2011	0.23	800	802,354
Ford Credit Auto Lease Trust 2010-A A2†	1.04%	3/15/2013	0.37	1,206	1,208,842
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	0.10	315	316,942
Ford Credit Auto Owner Trust 2007-B A3B	0.597%#	11/15/2011	0.14	539	539,335
Ford Credit Auto Owner Trust 2009-B A2	2.10%	11/15/2011	0.03	247	247,052
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	0.07	152	152,135
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%	10/15/2012	0.29	557	558,383
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	0.03	187	187,438
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%	8/15/2011	0.09	309	309,608
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%	2/21/2012	0.42	1,000	1,000,795
Hyundai Auto Receivables Trust 2007-A A3B	0.657%#	1/17/2012	0.05	45	45,209
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	0.26	1,342	1,343,848
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%	8/15/2012	0.60	1,000	1,001,404
Nissan Auto Lease Trust 2009-A A3	2.92%	12/15/2011	0.39	1,245	1,256,141
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%	7/15/2011	0.03	19	18,665
Volkswagen Auto Lease Trust 2009-A A3	3.41%	4/16/2012	0.57	1,255	1,275,092
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%	5/21/2012	0.43	550	550,422

Total					16,538,510

Credit Cards 2.81%

American Express Issuance Trust 2007-1 A	0.457%#	9/15/2011	0.03	1,000	1,000,056
Bank of America Credit Card Trust 2006-A6	0.287%#	11/15/2013	0.03	635	634,445
Bank of America Credit Card Trust 2007-A2	0.277%#	6/17/2013	0.03	430	429,852
Bank of America Credit Card Trust 2008-A5	1.457%#	12/16/2013	0.03	300	302,445
Cabela’s Master Credit Card Trust 2008-1A A1†	4.31%	12/16/2013	0.19	700	705,307
Capital One Multi-Asset Execution Trust 2004-A5	0.407%#	3/17/2014	0.03	1,300	1,299,712
Chase Issuance Trust 2005-A2	0.327%#	12/15/2014	0.03	790	788,661
Discover Card Master Trust I 2006-1 A2	0.307%#	8/16/2013	0.03	1,242	1,241,608
Discover Card Master Trust I 2006-2 A2	0.287%#	1/16/2014	0.03	1,000	998,960

Total					7,401,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
Home Equity 0.03%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.59	$90	$85,606

Other 2.45%

RSB BondCo LLC 2007-A A1	5.47%		10/1/2014	1.18	425	445,153
SLM Student Loan Trust 2007-6 A1	0.668	%#	4/27/2015	0.06	440	439,514
SLM Student Loan Trust 2007-7 A1	0.638	%#	10/25/2012	0.06	611	611,178
SLM Student Loan Trust 2007-7 A2	0.698	%#	1/25/2016	0.05	1,500	1,497,832
SLM Student Loan Trust 2007-8 A1	0.728	%#	7/27/2015	0.06	364	364,539
SLM Student Loan Trust 2008-2 A1	0.798	%#	1/25/2015	0.06	1,454	1,455,518
SLM Student Loan Trust 2008-3 A1	0.998	%#	1/25/2014	0.06	828	829,789
SLM Student Loan Trust 2008-4 A1	1.178	%#	7/25/2013	0.06	793	794,414

Total						6,437,937

Total Asset-Backed Securities (cost $30,461,427)						30,463,099

CORPORATE BONDS 31.82%

Airlines 0.52%

Southwest Airlines Co.†	10.50%		12/15/2011	1.11	1,250	1,371,192

Auto Parts & Equipment 0.33%

Johnson Controls, Inc.	5.25%		1/15/2011	0.28	850	860,967

Banking 7.03%

Ally Financial, Inc.	1.75%		10/30/2012	2.02	1,040	1,064,631
American Express Credit Corp.	0.438	%#	12/2/2010	0.08	1,250	1,250,188
Banco Santander Chile (Chile)†(a)	1.771	%#	4/20/2012	1.52	1,000	1,000,015
Bank of America Corp.	2.10%		4/30/2012	1.54	2,800	2,870,098
Bank of Nova Scotia (Canada)(a)	0.554	%#	7/6/2011	0.77	1,000	999,999
Bear Stearns Cos. LLC	5.50%		8/15/2011	0.85	1,100	1,146,862
Citigroup Funding, Inc.	1.875%		10/22/2012	2.00	3,130	3,211,487
Commonwealth Bank of Australia (Australia)†(a)	0.745	%#	11/4/2011	1.11	1,300	1,301,105
Deutsche Bank AG	0.825	%#	1/19/2012	1.31	1,000	994,578
Export-Import Bank of Korea (South Korea)(a)	5.125%		2/14/2011	0.37	1,000	1,012,830
Korea Development Bank (South Korea)(a)	5.75%		5/13/2012	1.52	250	260,521
Societe Financement de l’Economie Francaise (France)†(a)	3.375%		5/5/2014	3.36	2,000	2,153,352
Western Corporate Federal Credit Union	1.75%		11/2/2012	2.03	1,200	1,227,715

Total						18,493,381

Beverages 1.27%

Anheuser-Busch InBev Worldwide, Inc.	1.019	%#	3/26/2013	0.23	1,500	1,511,450
Dr. Pepper Snapple Group, Inc.	1.70%		12/21/2011	1.19	1,500	1,512,093
SABMiller plc (United Kingdom)†(a)	6.20%		7/1/2011	0.72	305	316,629

Total						3,340,172

Building Materials 0.19%

Vulcan Materials Co.	1.542	%#	12/15/2010	0.20	500	500,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
Chemicals 0.32%

Potash Corp. of Saskatchewan, Inc. (Canada)(a)	7.75%	5/31/2011	0.65	$795	$832,562

Consumer/Commercial/Lease Financing 1.84%

General Electric Capital Corp.	0.552%#	9/15/2014	0.19	3,000	2,878,170
General Electric Capital Corp.	2.00%	9/28/2012	1.95	1,900	1,953,265

Total					4,831,435

Electric: Generation 0.33%

Old Dominion Electric Cooperative	6.25%	6/1/2011	0.64	850	879,306

Electric: Integrated 5.21%

Allegheny Energy Supply Co. LLC†	8.25%	4/15/2012	1.40	295	318,697
Arizona Public Service Co.	6.375%	10/15/2011	0.98	500	526,938
Commonwealth Edison Co.	6.15%	3/15/2012	1.40	1,000	1,073,078
DPL, Inc.	6.875%	9/1/2011	0.89	800	842,711
DTE Energy Co.	7.05%	6/1/2011	0.64	850	884,428
Entergy Gulf States, Inc.	4.875%	11/1/2011	0.07	750	751,380
Entergy Louisiana LLC	5.83%	11/1/2010	0.07	500	501,122
FPL Group Capital, Inc.	0.818%#	11/9/2012	0.10	2,000	2,003,712
FPL Group Capital, Inc.	1.172%#	6/17/2011	0.20	1,750	1,756,843
KCP&L Greater Missouri Operations Co.	7.95%	2/1/2011	0.32	500	510,633
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	1.57	350	402,929
Nevada Power Co.	8.25%	6/1/2011	0.63	1,075	1,124,393
South Carolina Electric & Gas Co.	6.70%	2/1/2011	0.32	236	240,582
Southern Co.	0.918%#	10/21/2011	0.05	2,225	2,233,337
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	1.90	500	526,694

Total					13,697,477

Electronics 0.34%

Koninklijke Philips Electronics NV (Netherlands)(a)	1.443%#	3/11/2011	0.45	900	905,004

Energy: Exploration & Production 0.85%

Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	4.50%	9/30/2012	1.92	890	940,089
Woodside Finance Ltd. (Australia)†(a)	6.70%	8/1/2011	0.81	1,250	1,302,936

Total					2,243,025

Environmental 0.59%

Allied Waste North America, Inc.	6.375%	4/15/2011	0.51	1,500	1,543,552

Gas Distribution 2.65%

Enterprise Products Partners LP	7.50%	2/1/2011	0.32	400	408,307
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	1.38	500	536,942
Kinder Morgan Energy Partners LP	7.50%	11/1/2010	0.07	1,380	1,385,335
National Fuel Gas Co.	7.50%	11/22/2010	0.13	1,250	1,260,464
NiSource Finance Corp.	7.875%	11/15/2010	0.11	1,458	1,468,126
Texas Eastern Transmission LP	7.30%	12/1/2010	0.16	650	656,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
Gas Distribution (continued)

Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	0.84	$250	$262,738
Williams Cos., Inc. (The)†	2.533%#	10/1/2010	0.00	1,000	1,000,000

Total					6,978,314

Health Services 0.10%
McKesson Corp.	7.75%	2/1/2012	1.26	250	270,556

Integrated Energy 1.15%

BP Capital Markets plc (United Kingdom)(a)	1.55%	8/11/2011	0.86	150	150,443
Petronas Capital Ltd. (Malaysia)†(a)	7.00%	5/22/2012	1.54	750	815,110
Shell International Finance BV (Netherlands)(a)	1.30%	9/22/2011	0.97	1,000	1,009,017
Total Capital SA (France)(a)	5.00%	10/10/2011	0.97	1,000	1,040,460

Total					3,015,030

Life Insurance 0.77%

MetLife, Inc.	1.674%#	8/6/2013	0.10	2,000	2,016,392

Managed Care 0.55%

UnitedHealth Group, Inc.	1.718%#	2/7/2011	0.09	1,450	1,456,799

Media: Cable 1.56%

Comcast Cable Communications LLC	6.75%	1/30/2011	0.32	1,250	1,274,402
Cox Communications, Inc.	7.75%	11/1/2010	0.07	1,250	1,256,085
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	0.07	1,500	1,560,000

Total					4,090,487

Metals/Mining (Excluding Steel) 1.13%

Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	0.48	1,325	1,419,079
Xstrata Canada Corp. (Canada)(a)	8.375%	2/15/2011	0.37	1,500	1,541,643

Total					2,960,722

Non-Electric Utilities 0.38%

Southwest Gas Corp.	8.375%	2/15/2011	0.36	980	1,005,370

Pharmaceuticals 0.38%

Roche Holdings, Inc.†	2.318%#	2/25/2011	0.15	1,000	1,008,608

Railroads 0.44%

CSX Corp.	6.75%	3/15/2011	0.44	1,125	1,153,462

Real Estate Investment Trusts 0.34%

Federal Realty Investment Trust	4.50%	2/15/2011	0.36	875	885,861

Software/Services 0.20%

Intuit, Inc.	5.40%	3/15/2012	1.40	500	527,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)		Value
Telecommunications: Integrated/Services 1.06%

CenturyLink, Inc.	8.375%	10/15/2010	0.03		$1,298	$1,299,922
Koninklijke KPN NV (Netherlands)(a)	8.00%	10/1/2010	0.00		1,205	1,205,000
TELUS Corp. (Canada)(a)	8.00%	6/1/2011	0.65		275	288,010

Total						2,792,932

Telecommunications: Wireless 1.53%

Cellco Partnership/Verizon Wireless Capital LLC	2.945%#	5/20/2011	0.13		1,000	1,016,840
Vodafone Group plc (United Kingdom)(a)	0.632%#	6/15/2011	0.72		3,000	3,004,500

Total						4,021,340

Transportation (Excluding Air/Rail) 0.76%

FedEx Corp.	7.25%	2/15/2011	0.36		1,955	2,000,986

Total Corporate Bonds (cost $83,079,440)						83,683,525

FOREIGN GOVERNMENT OBLIGATIONS 10.29%

Brazil 0.04%

Federal Republic of Brazil(a)	6.00%	1/17/2017	5.28		100	117,000

Hungary 2.33%

Hungary Government Bond(b)	6.75%	10/12/2010	0.02	HUF	720,130	3,554,150
Hungary Government Bond(b)	7.50%	2/12/2011	0.34	HUF	517,000	2,568,545

Total						6,122,695

Mexico 0.52%

United Mexican States(a)	7.50%	1/14/2012	1.22		$1,250	1,358,750

Panama 0.21%

Republic of Panama(a)	7.25%	3/15/2015	3.88		30	36,000
Republic of Panama(a)	9.625%	2/8/2011	0.34		500	517,500

Total						553,500

Poland 2.70%

Poland Government Bond(b)	6.00%	11/24/2010	0.14	PLN	17,463	6,024,776
Poland Government Bond(a)	6.25%	7/3/2012	1.65		$1,000	1,088,773

Total						7,113,549

Turkey 4.37%

Turkey Government Bond(b)	Zero Coupon	11/3/2010	0.09	TRY	16,711	11,487,159

United Arab Emirates 0.12%

Emirate of Abu Dhabi†(a)	5.50%	8/2/2012	1.74		$300	323,757

Total Foreign Government Obligations (cost $26,136,500)						27,076,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 4.82%

Federal Home Loan Mortgage Corp. 2564 PD	5.00%	9/15/2016	0.63	$1,269		$1,296,599
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	4.71	1,825		1,942,040
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	4.83	1,907		2,023,405
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	5.11	1,487		1,571,851
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	5.36	800		818,179
Federal National Mortgage Assoc. 2004-61 A	5.00%	2/25/2018	0.64	1,889		1,929,319
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	0.86	889		914,172
Federal National Mortgage Assoc. 2009-M2 A1	2.387%	1/25/2019	2.74	1,289		1,328,216
Federal National Mortgage Assoc. 2010-M3 A1	2.587%	3/25/2020	3.27	829		858,988

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,387,972)						12,682,769

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.80%

Federal Home Loan Mortgage Corp.	3.703%#	12/1/2039	3.11	906		949,387
Federal Home Loan Mortgage Corp.	4.00%	5/1/2011	0.47	58		58,634
Federal Home Loan Mortgage Corp.	4.934%#	7/1/2035	1.45	734		772,302
Federal Home Loan Mortgage Corp.	5.00%	5/1/2021	2.26	466		497,065
Federal Home Loan Mortgage Corp.	5.061%#	9/1/2035	2.37	989		1,052,804
Federal Home Loan Mortgage Corp.(c)	5.705%#	11/1/2037	1.45	430		457,813
Federal National Mortgage Assoc.	2.95%	3/1/2015	4.15	1,000		1,011,064
Federal National Mortgage Assoc.	3.18%	11/1/2014	3.75	1,186		1,247,611
Federal National Mortgage Assoc.	3.50%	10/1/2010	0.00	2		2,016
Federal National Mortgage Assoc.	4.00%	10/1/2010	0.00	2		2,198
Federal National Mortgage Assoc.	4.00%	11/1/2010	0.07	64		64,843
Federal National Mortgage Assoc.	4.00%	1/1/2011	0.17	123		123,895
Federal National Mortgage Assoc.	4.00%	6/1/2011	0.49	550		558,403
Federal National Mortgage Assoc.	5.795%#	10/1/2036	0.77	447		473,388
Federal National Mortgage Assoc.	5.862%#	5/1/2036	0.45	98		103,053

Total Government Sponsored Enterprises Pass-Throughs (cost $7,217,752)						7,374,476

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 28.39%

Banc of America Commercial Mortgage, Inc. 2001-1 A2	6.503%	4/15/2036	0.31	1,090		1,103,153
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	1.14	960		1,001,381
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	0.86	1,150		1,161,180
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	0.75	—	(d)	660
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	7/10/2043	2.18	695		736,280
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	0.00	138		137,559
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	0.15	431		431,990
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	0.36	160		161,791
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	1.01	1,048		1,073,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	0.00	$1,213	$1,212,371
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	0.18	324	325,894
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.678%#	4/12/2038	0.35	636	642,122
Bear Stearns Commercial Mortgage Securities, Inc. 2007-BBA8 A1†	0.327%#	3/15/2022	0.02	376	369,299
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	1.08	1,523	1,572,136
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	2.06	1,137	1,166,064
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%	6/10/2038	2.30	1,220	1,278,796
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	0.35	640	649,413
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%	2/15/2039	1.66	1,102	1,145,920
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	0.85	818	852,155
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%	12/15/2035	0.51	236	241,010
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	1.05	1,086	1,142,909
CS First Boston Mortgage Securities Corp. 2002-CKS4 A1	4.485%	11/15/2036	0.17	352	353,244
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	1.55	860	910,266
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	1.84	1,275	1,355,297
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	2.10	1,549	1,656,983
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	0.00	1,131	1,130,079
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%	10/14/2022	3.56	1,474	1,566,400
Duke Weeks Industrial Trust 2000-DW1A A2†	7.151%	10/15/2015	0.00	1,200	1,199,588
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	0.88	1,425	1,482,644
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	1.14	1,302	1,374,841
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	1.53	1,135	1,199,472
GE Capital Commercial Mortgage Corp. 2002-3A A1	4.229%	12/10/2037	0.64	546	555,456
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	1.74	1,580	1,678,670
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	2.31	210	227,575
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	0.46	96	96,823
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	0.91	855	866,334
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	0.83	1,000	1,039,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	1.28	$1,350	$1,421,683
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	1.76	1,025	1,086,128
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1.14	700	712,761
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2.15	750	786,595
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	1.85	709	746,079
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.475%#	5/10/2040	2.54	900	988,603
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	0.12	1,351	1,350,492
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	1.72	1,100	1,168,961
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	0.18	68	67,885
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	2.28	1,910	2,020,324
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	2.60	1,000	1,086,368
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	0.86	913	923,016
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	1.26	989	1,024,982
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	2.02	526	551,980
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	4.40	996	1,044,404
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	0.82	846	880,138
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	0.37	279	281,989
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1.43	1,200	1,266,003
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	1.78	1,193	1,272,517
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1.35	482	498,583
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1.27	1,519	1,558,086
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	0.00	224	224,387
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	0.00	71	70,945
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%	10/15/2042	2.04	940	993,780
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.991%#	6/15/2049	1.56	655	684,618
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%	3/15/2031	1.08	959	1,013,360
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	0.24	42	41,898
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	0.03	23	22,806
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	0.38	145	146,013
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	0.09	511	512,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2006-C3 A1	5.478%	3/15/2032	0.11	$65	$65,662
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	1.68	642	659,845
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.393%#	11/12/2037	1.39	568	571,668
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	0.10	273	273,080
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	1.84	393	403,934
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	0.00	378	378,022
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	0.16	189	189,052
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	0.29	1,845	1,859,155
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	0.00	339	338,352
Morgan Stanley Capital I 2004-T13 A2	3.94%	9/13/2045	0.11	240	239,732
Morgan Stanley Capital I 2006-HQ8 A2	5.374%	3/12/2044	0.25	1,066	1,072,935
Morgan Stanley Capital I 2006-IQ11 A2	5.693%	10/15/2042	0.51	1,322	1,344,837
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	0.25	609	613,872
Morgan Stanley Capital I 2006-T23 AAB	5.968%#	8/12/2041	2.77	1,000	1,098,544
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	0.57	863	887,149
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%	3/12/2035	1.41	986	1,019,935
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3	4.865%	3/18/2036	1.54	475	498,649
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	1.23	1,280	1,354,229
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	0.59	500	501,607
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	2.20	980	1,027,098
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	1.36	929	936,863
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1.93	610	643,646
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	0.12	94	93,727
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	1.62	1,000	1,040,438

Total Non-Agency Commercial Mortgage-Backed Securities (cost $73,384,300)					74,658,974

Total Long-Term Investments (cost $232,667,391)					235,939,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)		Value
SHORT-TERM INVESTMENTS 5.29%

Foreign Government Obligation 1.22%

Israel

Israel Treasury Bill - Makam(b) (cost $3,023,600)	Zero Coupon	10/6/2010	0.02	ILS	11,650	3,197,161

Repurchase Agreement 4.07%

Repurchase Agreement dated 9/30/2010, 0.24% due 10/1/2010 with Bank of America collateralized by $9,547,000 of U.S. Treasury Note at 3.50% due 5/15/2020; value: $10,496,641; proceeds: $10,716,071 (cost $10,716,000)					$10,716	$10,716,000

Total Short-Term Investments (cost $13,739,600)						13,913,161

Total Investments in Securities 94.99% (cost $246,406,991)						249,852,414

Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 5.01%						13,169,387

Net Assets 100.00%						$263,021,801

HUF Hungarian forint.

ILS Israeli new shekel.

PLN Polish zloty.

TRY Turkish lira.

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security pledged as collateral to cover margin requirements for open futures contracts as of September 30, 2010 (See Note 2(e)).
(d)	Amount is less than $1,000.
(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts and forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Open Futures Contracts at September 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2010	182	Short	$(39,946,156)	$(82,192)
U.S. 5-Year Treasury Note	December 2010	218	Short	(26,349,047)	(126,692)

Totals				$(66,295,203)	$(208,884)

Open Forward Foreign Currency Exchange Contracts at September 30, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	UBS AG	10/8/2010	14,150,000	$3,508,120	$3,569,017	$60,897
Argentine peso	Sell	UBS AG	10/8/2010	952,000	234,946	240,120	(5,174)
Argentine peso	Sell	UBS AG	10/8/2010	788,000	197,717	198,755	(1,038)
Argentine peso	Buy	Goldman Sachs	12/10/2010	6,855,000	1,697,833	1,703,857	6,024
Argentine peso	Buy	Goldman Sachs	12/10/2010	4,250,000	1,054,329	1,056,367	2,038
Argentine peso	Buy	Goldman Sachs	12/10/2010	1,125,000	279,156	279,626	470
Brazilian real	Buy	UBS AG	10/8/2010	346,000	200,848	204,321	3,473
Brazilian real	Sell	UBS AG	10/8/2010	346,000	187,941	204,321	(16,380)
Brazilian real	Buy	Barclays Bank plc	11/8/2010	4,185,000	2,286,885	2,455,545	168,660
Brazilian real	Buy	Barclays Bank plc	11/8/2010	2,450,000	1,368,715	1,437,535	68,820
Brazilian real	Sell	Barclays Bank plc	11/8/2010	575,000	323,034	337,381	(14,347)
Brazilian real	Sell	Barclays Bank plc	11/8/2010	842,000	475,438	494,043	(18,605)
Brazilian real	Buy	UBS AG	12/10/2010	7,535,000	4,188,438	4,392,561	204,123
Brazilian real	Buy	UBS AG	12/10/2010	570,000	328,114	332,284	4,170
Brazilian real	Buy	UBS AG	12/10/2010	270,000	153,374	157,398	4,024
Chilean peso	Buy	UBS AG	10/8/2010	96,942,000	176,940	200,409	23,469
Chilean peso	Buy	Barclays Bank plc	11/8/2010	640,000,000	1,223,475	1,321,529	98,054
Chilean peso	Sell	Barclays Bank plc	11/8/2010	170,000,000	340,750	351,031	(10,281)
Chilean peso	Sell	Barclays Bank plc	11/8/2010	120,000,000	240,964	247,787	(6,823)
Chilean peso	Buy	UBS AG	12/10/2010	3,270,000,000	6,482,950	6,742,124	259,174
Chilean peso	Buy	UBS AG	12/10/2010	175,000,000	353,464	360,817	7,353
Chilean peso	Buy	UBS AG	12/10/2010	65,000,000	130,281	134,018	3,737
Chinese yuan renminbi	Buy	UBS AG	10/8/2010	22,335,000	3,320,696	3,337,974	17,278
Chinese yuan renminbi	Buy	UBS AG	10/8/2010	7,608,000	1,121,793	1,137,018	15,225
Chinese yuan renminbi	Sell	UBS AG	10/8/2010	1,513,000	222,464	226,118	(3,654)
Chinese yuan renminbi	Sell	UBS AG	10/8/2010	1,300,000	191,780	194,285	(2,505)
Chinese yuan renminbi	Sell	UBS AG	10/8/2010	27,130,000	4,053,489	4,054,589	(1,100)
Chinese yuan renminbi	Buy	UBS AG	12/10/2010	3,820,000	564,137	571,461	7,324
Chinese yuan renminbi	Buy	UBS AG	12/10/2010	1,700,000	252,769	254,315	1,546
Chinese yuan renminbi	Buy	UBS AG	1/24/2011	27,130,000	4,081,541	4,063,702	(17,839)
Colombian peso	Buy	UBS AG	10/8/2010	3,955,000,000	2,086,301	2,195,348	109,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Colombian peso	Sell	UBS AG	10/8/2010	670,537,000	$347,789	$372,203	$(24,414)
Colombian peso	Sell	UBS AG	10/8/2010	314,463,000	172,592	174,553	(1,961)
Colombian peso	Buy	UBS AG	12/10/2010	2,440,000,000	1,351,052	1,354,081	3,029
Czech koruna	Buy	Morgan Stanley	10/8/2010	94,270,000	4,486,804	5,223,878	737,074
Czech koruna	Buy	Barclays Bank plc	10/8/2010	39,088,000	1,866,488	2,166,022	299,534
Czech koruna	Sell	Barclays Bank plc	10/8/2010	16,488,000	843,398	913,666	(70,268)
Czech koruna	Sell	Barclays Bank plc	10/8/2010	9,720,000	503,692	538,624	(34,932)
Czech koruna	Buy	Goldman Sachs	11/8/2010	55,100,000	2,795,606	3,052,087	256,481
Czech koruna	Buy	Barclays Bank plc	12/10/2010	165,800,000	8,418,380	9,178,255	759,875
Czech koruna	Buy	Barclays Bank plc	12/10/2010	14,000,000	742,391	775,003	32,612
Czech koruna	Buy	Barclays Bank plc	12/10/2010	3,850,000	204,037	213,126	9,089
euro dollar	Buy	Morgan Stanley	10/8/2010	195,000	247,305	265,826	18,521
euro dollar	Buy	Morgan Stanley	10/8/2010	95,000	122,099	129,505	7,406
euro dollar	Sell	Morgan Stanley	10/8/2010	410,000	501,405	558,916	(57,511)
euro dollar	Buy	Barclays Bank plc	12/10/2010	850,000	1,157,918	1,158,167	249
euro dollar	Sell	Barclays Bank plc	12/10/2010	4,443,000	5,619,418	6,053,805	(434,387)
euro dollar	Sell	Barclays Bank plc	12/10/2010	157,000	203,951	213,920	(9,969)
Hong Kong dollar	Buy	Goldman Sachs	10/8/2010	14,500,000	1,866,284	1,868,856	2,572
Hong Kong dollar	Buy	Goldman Sachs	10/8/2010	1,000,000	128,690	128,887	197
Hong Kong dollar	Buy	Goldman Sachs	10/8/2010	153,000	19,702	19,720	18
Hong Kong dollar	Sell	Goldman Sachs	10/8/2010	15,653,000	2,010,584	2,017,462	(6,878)
Hong Kong dollar	Buy	Barclays Bank plc	11/8/2010	90,660,000	11,672,611	11,686,458	13,847
Hong Kong dollar	Sell	Barclays Bank plc	11/8/2010	800,000	103,048	103,123	(75)
Hong Kong dollar	Sell	Barclays Bank plc	11/8/2010	6,715,000	863,721	865,592	(1,871)
Hong Kong dollar	Sell	Barclays Bank plc	11/8/2010	3,700,000	476,013	476,946	(933)
Hong Kong dollar	Sell	Barclays Bank plc	11/8/2010	1,665,000	214,382	214,626	(244)
Hong Kong dollar	Sell	Barclays Bank plc	11/8/2010	8,150,000	1,050,557	1,050,570	(13)
Hong Kong dollar	Buy	Morgan Stanley	12/10/2010	53,800,000	6,923,532	6,936,851	13,319
Hong Kong dollar	Buy	Morgan Stanley	12/10/2010	2,100,000	270,538	270,769	231
Hong Kong dollar	Buy	Morgan Stanley	12/10/2010	5,000,000	644,191	644,689	498
Hungarian forint	Buy	Barclays Bank plc	10/8/2010	517,278,000	2,199,779	2,551,475	351,696
Hungarian forint	Buy	Barclays Bank plc	10/8/2010	40,722,000	180,539	200,861	20,322
Hungarian forint	Sell	Barclays Bank plc	10/8/2010	57,000,000	248,312	281,153	(32,841)
Hungarian forint	Sell	Barclays Bank plc	10/8/2010	151,000,000	674,378	744,808	(70,430)
Hungarian forint	Sell	Barclays Bank plc	10/8/2010	107,000,000	477,359	527,778	(50,419)
Hungarian forint	Sell	Barclays Bank plc	10/8/2010	33,000,000	144,864	162,773	(17,909)
Hungarian forint	Buy	UBS AG	11/8/2010	638,500,000	2,830,607	3,137,475	306,868
Hungarian forint	Buy	UBS AG	11/8/2010	28,000,000	122,985	137,587	14,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Hungarian forint	Buy	Morgan Stanley	12/10/2010	1,278,000,000	$5,637,904	$6,251,833	$613,929
Hungarian forint	Buy	Morgan Stanley	12/10/2010	38,000,000	170,687	185,892	15,205
Hungarian forint	Buy	Morgan Stanley	12/10/2010	118,000,000	538,887	577,243	38,356
Hungarian forint	Buy	Morgan Stanley	12/10/2010	39,000,000	181,497	190,784	9,287
Indian rupee	Buy	Goldman Sachs	10/8/2010	8,693,000	187,551	193,316	5,765
Indian rupee	Sell	Goldman Sachs	10/8/2010	8,693,000	184,213	193,316	(9,103)
Indian rupee	Buy	UBS AG	11/10/2010	115,150,000	2,402,462	2,545,626	143,164
Indian rupee	Sell	UBS AG	11/10/2010	12,900,000	271,751	285,181	(13,430)
Indian rupee	Buy	Goldman Sachs	12/10/2010	255,000,000	5,393,401	5,609,104	215,703
Indian rupee	Buy	Goldman Sachs	12/10/2010	4,700,000	100,535	103,383	2,848
Indian rupee	Sell	Goldman Sachs	12/10/2010	11,350,000	239,250	249,660	(10,410)
Indian rupee	Sell	Goldman Sachs	12/10/2010	56,550,000	1,195,308	1,243,901	(48,593)
Indonesian rupiah	Buy	UBS AG	10/8/2010	32,300,000,000	3,555,311	3,616,642	61,331
Indonesian rupiah	Sell	UBS AG	10/8/2010	4,726,659,000	512,542	529,246	(16,704)
Indonesian rupiah	Sell	UBS AG	10/8/2010	3,143,341,000	345,612	351,961	(6,349)
Indonesian rupiah	Sell	UBS AG	10/8/2010	1,730,000,000	190,844	193,709	(2,865)
Indonesian rupiah	Buy	Barclays Bank plc	11/8/2010	29,400,000,000	3,199,129	3,274,945	75,816
Indonesian rupiah	Buy	UBS AG	12/10/2010	12,400,000,000	1,367,295	1,373,531	6,236
Indonesian rupiah	Buy	UBS AG	12/10/2010	3,000,000,000	332,594	332,306	(288)
Indonesian rupiah	Buy	UBS AG	12/10/2010	1,200,000,000	133,186	132,922	(264)
Israeli new shekel	Buy	Barclays Bank plc	10/8/2010	1,073,000	285,388	294,563	9,175
Israeli new shekel	Sell	Barclays Bank plc	10/8/2010	1,073,000	275,411	294,563	(19,152)
Israeli new shekel	Buy	Morgan Stanley	12/10/2010	11,930,000	3,119,770	3,271,222	151,452
Israeli new shekel	Sell	Morgan Stanley	12/10/2010	940,000	245,945	257,749	(11,804)
Israeli new shekel	Sell	Morgan Stanley	12/10/2010	640,000	168,488	175,489	(7,001)
Malaysian ringgit	Buy	Barclays Bank plc	10/8/2010	3,980,000	1,245,307	1,288,930	43,623
Malaysian ringgit	Sell	Barclays Bank plc	10/8/2010	1,819,000	559,692	589,086	(29,394)
Malaysian ringgit	Sell	Barclays Bank plc	10/8/2010	701,000	222,893	227,020	(4,127)
Malaysian ringgit	Sell	Barclays Bank plc	10/8/2010	530,000	169,194	171,641	(2,447)
Malaysian ringgit	Buy	Goldman Sachs	11/8/2010	8,640,000	2,660,099	2,792,270	132,171
Malaysian ringgit	Buy	UBS AG	12/10/2010	5,400,000	1,716,465	1,741,523	25,058
Malaysian ringgit	Buy	UBS AG	12/10/2010	710,000	227,783	228,978	1,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Mexican peso	Buy	Barclays Bank plc	10/8/2010	85,675,000	$6,670,170	$6,796,660	$126,490
Mexican peso	Buy	Barclays Bank plc	10/8/2010	2,300,000	179,461	182,461	3,000
Mexican peso	Buy	Barclays Bank plc	10/8/2010	2,676,000	205,156	212,289	7,133
Mexican peso	Sell	Barclays Bank plc	10/8/2010	26,951,000	2,072,994	2,138,042	(65,048)
Mexican peso	Sell	Barclays Bank plc	10/8/2010	16,000,000	1,213,933	1,269,292	(55,359)
Mexican peso	Sell	Barclays Bank plc	10/8/2010	11,000,000	834,218	872,638	(38,420)
Mexican peso	Sell	Barclays Bank plc	10/8/2010	3,100,000	238,327	245,925	(7,598)
Mexican peso	Buy	UBS AG	11/8/2010	121,500,000	9,391,232	9,615,342	224,110
Mexican peso	Buy	UBS AG	11/8/2010	18,600,000	1,460,591	1,471,978	11,387
Mexican peso	Buy	Morgan Stanley	12/10/2010	161,080,000	12,231,756	12,707,700	475,944
Mexican peso	Buy	Morgan Stanley	12/10/2010	2,200,000	169,675	173,559	3,884
Mexican peso	Buy	Morgan Stanley	12/10/2010	16,120,000	1,244,884	1,271,717	26,833
Mexican peso	Buy	Morgan Stanley	12/10/2010	2,000,000	155,146	157,781	2,635
Mexican peso	Buy	Morgan Stanley	12/10/2010	1,300,000	101,183	102,558	1,375
Peruvian Nuevo sol	Buy	Goldman Sachs	12/10/2010	11,525,000	4,139,727	4,134,210	(5,517)
Peruvian Nuevo sol	Buy	Goldman Sachs	12/10/2010	565,000	202,945	202,675	(270)
Peruvian Nuevo sol	Sell	Goldman Sachs	12/10/2010	550,000	196,752	197,294	(542)
Peruvian Nuevo sol	Sell	Goldman Sachs	12/10/2010	400,000	143,369	143,487	(118)
Philippine peso	Buy	Goldman Sachs	10/8/2010	341,300,000	7,385,847	7,773,911	388,064
Philippine peso	Sell	Goldman Sachs	10/8/2010	11,864,000	253,018	270,231	(17,213)
Philippine peso	Sell	Goldman Sachs	10/8/2010	57,436,000	1,269,023	1,308,240	(39,217)
Philippine peso	Sell	Goldman Sachs	10/8/2010	17,000,000	374,284	387,215	(12,931)
Philippine peso	Sell	Goldman Sachs	10/8/2010	27,000,000	597,081	614,989	(17,908)
Philippine peso	Buy	UBS AG	12/10/2010	80,000,000	1,742,160	1,810,718	68,558
Philippine peso	Buy	UBS AG	12/10/2010	17,000,000	383,487	384,777	1,290
Philippine peso	Buy	UBS AG	12/10/2010	13,500,000	303,439	305,559	2,120
Philippine peso	Buy	UBS AG	12/10/2010	8,000,000	181,818	181,072	(746)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Polish zloty	Buy	Goldman Sachs	10/8/2010	6,240,000	$1,859,800	$2,146,021	$286,221
Polish zloty	Buy	Goldman Sachs	10/8/2010	10,545,000	3,101,106	3,626,569	525,463
Polish zloty	Sell	Goldman Sachs	10/8/2010	4,040,000	1,283,456	1,389,411	(105,955)
Polish zloty	Sell	Goldman Sachs	10/8/2010	2,300,000	738,885	791,001	(52,116)
Polish zloty	Sell	Goldman Sachs	10/8/2010	670,000	215,705	230,422	(14,717)
Polish zloty	Sell	Goldman Sachs	10/8/2010	375,000	120,991	128,968	(7,977)
Polish zloty	Buy	Barclays Bank plc	11/8/2010	660,000	205,889	226,462	20,573
Polish zloty	Buy	Barclays Bank plc	11/8/2010	23,605,000	7,317,111	8,099,455	782,344
Polish zloty	Buy	Barclays Bank plc	11/8/2010	4,300,000	1,419,142	1,475,435	56,293
Polish zloty	Sell	Barclays Bank plc	11/8/2010	800,000	255,835	274,500	(18,665)
Polish zloty	Buy	UBS AG	12/10/2010	25,725,000	8,078,952	8,805,057	726,105
Polish zloty	Buy	UBS AG	12/10/2010	625,000	197,292	213,923	16,631
Polish zloty	Buy	UBS AG	12/10/2010	1,120,000	364,097	383,349	19,252
Polish zloty	Buy	UBS AG	12/10/2010	2,800,000	915,422	958,374	42,952
Polish zloty	Buy	UBS AG	12/10/2010	550,000	180,511	188,252	7,741
Romanian new leu	Buy	Morgan Stanley	10/8/2010	6,600,000	1,880,878	2,107,866	226,988
Romanian new leu	Buy	Morgan Stanley	10/8/2010	3,527,000	976,062	1,126,431	150,369
Romanian new leu	Sell	Morgan Stanley	10/8/2010	1,327,000	394,236	423,809	(29,573)
Romanian new leu	Sell	Morgan Stanley	10/8/2010	900,000	268,536	287,436	(18,900)
Romanian new leu	Buy	Goldman Sachs	11/8/2010	5,410,000	1,601,776	1,720,742	118,966
Romanian new leu	Buy	Barclays Bank plc	12/10/2010	14,980,000	4,402,645	4,741,757	339,112
Romanian new leu	Buy	Barclays Bank plc	12/10/2010	1,180,000	358,499	373,516	15,017
Romanian new leu	Buy	Barclays Bank plc	12/10/2010	510,000	155,678	161,435	5,757
Russian ruble	Buy	Barclays Bank plc	10/8/2010	119,900,000	3,844,489	3,918,708	74,219
Russian ruble	Sell	Barclays Bank plc	10/8/2010	5,388,000	171,292	176,097	(4,805)
Russian ruble	Sell	Barclays Bank plc	10/8/2010	9,912,000	322,027	323,955	(1,928)
Russian ruble	Sell	Barclays Bank plc	10/8/2010	6,600,000	213,731	215,709	(1,978)
Russian ruble	Buy	Barclays Bank plc	12/10/2010	83,000,000	2,674,831	2,700,841	26,010
Russian ruble	Buy	Barclays Bank plc	12/10/2010	10,200,000	331,438	331,911	473
Russian ruble	Buy	Barclays Bank plc	12/10/2010	40,000,000	1,283,903	1,301,610	17,707
Singapore dollar	Buy	Barclays Bank plc	10/8/2010	10,050,000	7,219,309	7,641,854	422,545
Singapore dollar	Sell	Barclays Bank plc	10/8/2010	1,393,000	997,065	1,059,214	(62,149)
Singapore dollar	Sell	Barclays Bank plc	10/8/2010	350,000	250,896	266,134	(15,238)
Singapore dollar	Sell	Barclays Bank plc	10/8/2010	1,637,000	1,209,725	1,244,748	(35,023)
Singapore dollar	Sell	Barclays Bank plc	10/8/2010	805,000	596,694	612,109	(15,415)
Singapore dollar	Sell	Barclays Bank plc	10/8/2010	350,000	261,008	266,134	(5,126)
Singapore dollar	Sell	Barclays Bank plc	10/8/2010	1,700,000	1,270,275	1,292,652	(22,377)
Singapore dollar	Buy	Morgan Stanley	11/8/2010	11,800,000	8,582,892	8,971,542	388,650
Singapore dollar	Buy	Goldman Sachs	12/10/2010	14,450,000	10,626,172	10,987,838	361,666
Singapore dollar	Buy	Goldman Sachs	12/10/2010	420,000	314,075	319,370	5,295
Singapore dollar	Buy	Goldman Sachs	12/10/2010	1,330,000	995,826	1,011,337	15,511
Singapore dollar	Buy	Goldman Sachs	12/10/2010	240,000	180,194	182,497	2,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND September 30, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
South African rand	Buy	Goldman Sachs	10/8/2010	10,500,000	$1,363,335	$1,505,448	$142,113
South African rand	Sell	Goldman Sachs	10/8/2010	6,876,000	880,635	985,853	(105,218)
South African rand	Sell	Goldman Sachs	10/8/2010	2,444,000	336,024	350,411	(14,387)
South African rand	Buy	Barclays Bank plc	11/8/2010	51,235,000	6,682,536	7,309,985	627,449
South African rand	Sell	Barclays Bank plc	11/8/2010	9,700,000	1,295,492	1,383,953	(88,461)
South African rand	Sell	Barclays Bank plc	11/8/2010	4,575,000	617,576	652,741	(35,165)
South African rand	Buy	Morgan Stanley	12/10/2010	50,400,000	6,740,581	7,154,908	414,327
South African rand	Buy	Morgan Stanley	12/10/2010	4,025,000	561,171	571,399	10,228
South African rand	Buy	Morgan Stanley	12/10/2010	1,110,000	154,156	157,578	3,422
South Korean won	Buy	UBS AG	10/8/2010	2,185,000,000	1,859,970	1,915,943	55,973
South Korean won	Buy	UBS AG	10/8/2010	135,000,000	113,943	118,376	4,433
South Korean won	Sell	UBS AG	10/8/2010	200,000,000	169,413	175,372	(5,959)
South Korean won	Buy	UBS AG	1/24/2011	150,000,000	128,811	130,936	2,125
Taiwan dollar	Buy	Barclays Bank plc	10/8/2010	40,000,000	1,275,104	1,280,412	5,308
Taiwan dollar	Sell	Barclays Bank plc	10/8/2010	5,000,000	156,838	160,051	(3,213)
Taiwan dollar	Sell	Barclays Bank plc	10/8/2010	5,400,000	168,861	172,856	(3,995)
Taiwan dollar	Buy	Barclays Bank plc	11/8/2010	40,350,000	1,259,953	1,292,120	32,167
Taiwan dollar	Buy	Barclays Bank plc	11/8/2010	5,700,000	181,010	182,530	1,520
Thai baht	Sell	Barclays Bank plc	10/8/2010	10,571,000	324,962	348,273	(23,311)
Thai baht	Buy	UBS AG	11/8/2010	62,700,000	1,939,675	2,064,349	124,674
Thai baht	Sell	UBS AG	11/8/2010	4,600,000	146,786	151,451	(4,665)
Thai baht	Buy	Goldman Sachs	12/9/2010	69,600,000	2,208,472	2,290,048	81,576
Turkish lira	Buy	Morgan Stanley	10/8/2010	6,195,000	3,863,665	4,277,535	413,870
Turkish lira	Sell	Morgan Stanley	10/8/2010	797,000	495,185	550,314	(55,129)
Turkish lira	Sell	Morgan Stanley	10/8/2010	1,928,000	1,255,127	1,331,249	(76,122)
Turkish lira	Sell	Morgan Stanley	10/8/2010	290,000	191,041	200,240	(9,199)
Turkish lira	Buy	Barclays Bank plc	11/8/2010	5,480,000	3,520,946	3,764,190	243,244
Turkish lira	Buy	Barclays Bank plc	11/8/2010	2,020,000	1,312,351	1,387,530	75,179
Turkish lira	Sell	Barclays Bank plc	11/8/2010	1,100,000	714,750	755,585	(40,835)
Turkish lira	Buy	Goldman Sachs	12/10/2010	10,595,000	6,801,258	7,239,126	437,868
Turkish lira	Buy	Goldman Sachs	12/10/2010	405,000	267,114	276,720	9,606
Turkish lira	Buy	Goldman Sachs	12/10/2010	1,580,000	1,042,746	1,079,549	36,803
Turkish lira	Buy	Goldman Sachs	12/10/2010	350,000	231,329	239,141	7,812

Total Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,956,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC.-GLOBAL ALLOCATION FUND September 30, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.02%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	741,362	$7,614
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(c)	399,736	10,477
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(d)	2,422,526	16,740
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	288,192	2,671
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	915,992	10,516
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(f)	522,842	10,650
Lord Abbett Investment Trust - High Yield Fund - Class I(g)	2,750,509	21,179
Lord Abbett Securities Trust - International Core Equity Fund - Class I(h)	607,138	7,128
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(i)	5,108,777	42,454
Lord Abbett Securities Trust - International Opportunities Fund - Class I(j)	916,792	11,496

Total Investments in Underlying Funds (cost $141,096,393)		140,925

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.17%

Repurchase Agreement
Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $255,000 of Federal Home Loan Mortgage Corp. at 0.15% due 5/25/2011; value: $254,618; proceeds: $248,541 (cost $248,541)	$249	249

Total Investments in Securities 100.19% (cost $141,344,934)		141,174

Liabilities in Excess of Assets (0.19%)		(274)

Net Assets 100.00%		$140,900

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”): Lord Abbett Developing Local Markets Fund (“Developing Local Markets Fund”) and Lord Abbett Global Allocation Fund (“Global Allocation Fund”). Developing Local Markets Fund is non-diversified and Global Allocation Fund is diversified as defined in the Act.

Developing Local Markets Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Developing Local Markets Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Developing Local Markets Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Developing Local Markets Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Developing Local Markets Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. As of September 30, 2010, Developing Local Markets entered into a repurchase agreement which was collateralized by securities with a value equal to 98% of the repurchase agreement. On October 1, 2010, the Fund received 100% of the repurchase proceeds plus interest.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing each Fund’s investments carried at value:

	Developing Local Markets Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$30,463,099	$—	$30,463,099
Corporate Bonds	—	83,683,525	—	83,683,525
Foreign Government Obligations	—	30,273,571	—	30,273,571
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	12,682,769	—	12,682,769
Government Sponsored Enterprises Pass-Throughs	—	7,374,476	—	7,374,476
Non-Agency Commercial Mortgage-Backed Securities	—	74,658,974	—	74,658,974
Repurchase Agreement	—	10,716,000	—	10,716,000

Total	$—	$249,852,414	$—	$249,852,414

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contract
Assets	$—	$14,189,943	$—	$14,189,943
Liabilities	—	(2,233,220)	—	(2,233,220)
Futures Contracts	—	—	—	—
Assets	—	—	—	—
Liabilities	(208,884)	—	—	(208,884)

Total	$(208,884)	$11,956,723	$—	$11,747,839

*	See Schedule of Investments for values in each industry.

	Global Allocation Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$140,925	$—	$—	$140,925
Repurchase Agreement	—	249	—	249

Total	$140,925	$249	$—	$141,174

(i)	Disclosures about Derivative Instruments and Hedging Activities-Developing Local Markets Fund entered into forward foreign currency exchange contracts during the period ended September 30, 2010 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

The Developing Local Markets Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2010 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since these futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(continued)

As of September 30, 2010, the Developing Local Markets Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Asset Derivatives
Forward Foreign Currency Exchange Contracts	$—	$14,189,943	$14,189,943

Total	$—	$14,189,943	$14,189,943

Liability Derivatives
Futures Contracts	$208,884	$—	$208,884
Forward Foreign Currency Exchange Contracts	—	2,233,220	2,233,220

Total	$208,884	$2,233,220	$2,442,104

3. FEDERAL TAX INFORMATION

As of September 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Developing Local Markets Fund	Global Allocation Fund
Tax cost	$246,688,648	$142,007,326

Gross unrealized gain	3,454,908	3,457,715
Gross unrealized loss	(291,142)	(4,291,346)

Net unrealized security gain (loss)	$3,163,766	$(833,631)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premiums.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended September 30, 2010:

Affiliated Issuer	Balance of Shares Held at 12/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2010	Value at 9/30/2010	Net Realized Gain (Loss) 1/1/2010 to 9/30/2010	Dividend Income 1/1/2010 to 9/30/2010
Lord Abbett Affiliated Fund, Inc. - Class I	812,037	149,755	(220,430)	741,362	$7,613,784	$(346,504)	$61,144
Lord Abbett Research Fund, Inc. - Classic Stock - Class I	316,298	93,696	(10,258)	399,736	10,477,072	(9,726)	—
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I	1,677,871	823,810	(79,155)	2,422,526	16,739,653	(46,127)	330,734
Lord Abbett Investment Trust - Floating Rate Fund - Class I	—	288,192	—	288,192	2,671,539	—	89,442
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	764,473	151,519	—	915,992	10,515,584	—	—

Notes to Schedule of Investments (unaudited)(concluded)

Affiliated Issuer	Balance of Shares Held at 12/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2010	Value at 9/30/2010	Net Realized Gain (Loss) 1/1/2010 to 9/30/2010	Dividend Income 1/1/2010 to 9/30/2010
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund- Class I	445,124	103,017	(25,299)	522,842	10,650,286	20,535	—
Lord Abbett Investment Trust - High Yield Fund - Class I	2,271,115	700,248	(220,854)	2,750,509	21,178,921	34,676	1,206,775
Lord Abbett Securities Trust - International Core Equity Fund - Class I	479,367	134,684	(6,913)	607,138	7,127,797	(19,496)	—
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	3,923,219	1,325,761	(140,203)	5,108,777	42,453,939	(231,907)	1,380,121
Lord Abbett Securities Trust - International Opportunities Fund - Class I	996,768	122,325	(202,301)	916,792	11,496,578	(359,864)	—

Total					$140,925,153	$(958,413)	$3,068,216

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of September 30, 2010, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	5.40%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	7.43%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	11.88%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1.90%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	7.46%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.56%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.03%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.06%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	30.12%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.16%

The Ten Largest Holdings and the Holdings by Sector, as of September 30, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.38%
Bank of America Corp.	3.14%
Wells Fargo & Co.	2.84%
Goldman Sachs Group, Inc. (The)	2.69%
Chevron Corp.	2.63%
Pfizer, Inc.	2.52%
AT&T, Inc.	2.20%
Merck & Co., Inc.	2.06%
Hess Corp.	1.96%
General Electric Co.	1.94%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.04%
Consumer Staples	7.16%
Energy	14.48%
Financials	25.35%
Health Care	12.16%
Industrials	8.34%
Information Technology	6.53%
Materials	8.45%
Telecommunication Services	4.29%
Utilities	1.45%
Short-Term Investment	0.75%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc.–Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.52%
Schlumberger Ltd.	2.15%
Bank of America Corp.	2.11%
JPMorgan Chase & Co.	2.06%
Google, Inc. Class A	2.00%
Goldman Sachs Group, Inc. (The)	1.87%
Microsoft Corp.	1.68%
Union Pacific Corp.	1.60%
Marriott International, Inc. Class A	1.59%
Exxon Mobil Corp.	1.52%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.81%
Consumer Staples	6.56%
Energy	10.65%
Financials	17.66%
Health Care	11.14%
Industrials	9.18%
Information Technology	20.02%
Materials	7.88%
Telecommunication Services	1.99%
Utilities	1.29%
Short-Term Investment	0.82%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc.–Developing Local Markets Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 11/3/2010	4.60%
Poland Government Bond, 6.00%, 11/24/2010	2.41%
Hungary Government Bond, 6.75%, 10/12/2010	1.42%
Citigroup Funding, Inc., 1.875%, 10/22/2012	1.29%
Vodafone Group plc, 0.632%, 6/15/2011	1.20%
General Electric Capital Corp., 0.552%, 9/15/2014	1.15%
Bank of America Corp., 2.10%, 4/30/2012	1.15%
Hungary Government Bond, 7.50%, 2/12/2011	1.03%
Southern Co., 0.918%, 10/21/2011	0.89%
Societe Financement de l’Economie Francaise, 3.375%, 5/5/2014	0.86%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	2.95%
Asset-Backed	12.19%
Automotive	0.34%
Banking	7.40%
Basic Industry	1.72%
Consumer Non-Cyclical	1.34%
Energy	4.90%
Financial Services	1.93%
Foreign Government	10.84%
Health Care	1.09%
Insurance	0.81%
Media	1.64%
Mortgage-Backed	35.31%
Services	2.43%
Technology	0.57%
Telecommunications	2.73%
Utility	6.24%
Short-Term Investments	5.57%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust–Floating Rate Fund

Ten Largest Holdings	% of Investments
CIT Group, Inc. Term Loan 3, 6.25%, 8/11/2015	1.23%
AGFS Funding Co. Term Loan B, 7.25%,	1.23%
Ford Motor Co. Term Loan B1, 3.03%, 12/16/2013	1.14%
International Lease Finance Corp. Term Loan B1, 6.75%, 3/17/2015	0.99%
Bucyrus International, Inc. Term Loan, 4.50%, 2/19/2016	0.98%
Univision Communications, Inc., 2.506%,	0.97%
Smurfit Stone Container Corp.	0.89%
DynCorp International LLC Term Loan B. 6.25%, 7/5/2016	0.88%
Charter Communications Operating LLC Term Loan, 2.26%, 3/6/2014	0.87%
Lamar Media Corp. Term Loan B, 4.25%, 12/30/2016	0.86%

Holdings by Sector*	% of Investments
Aerospace	1.92%
Chemicals	3.93%
Consumer Non-Durables	3.21%
Energy	0.92%
Financial	7.63%
Food/Tobacco	3.86%
Forest Products/Containers	3.06%
Gaming/Leisure	3.73%
Healthcare	9.71%
Housing	2.60%
Information Technology	4.42%
Manufacturing	4.09%
Media/Telecommunication	18.92%
Metals/Minerals	0.97%
Retail	4.51%
Service	11.66%
Transportation	5.14%
Utility	2.73%
Short-Term Investments	6.99%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust–Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.58%
Amgen, Inc.	2.55%
Omnicom Group, Inc.	2.45%
Barrick Gold Corp.	2.30%
Air Products & Chemicals, Inc.	2.04%
Archer Daniels Midland Co.	1.98%
WABCO Holdings, Inc.	1.89%
VeriFone Systems, Inc.	1.88%
Lazard Ltd. Class A	1.86%
Goldman Sachs Group, Inc. (The)	1.77%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.60%
Consumer Staples	3.16%
Energy	14.68%
Financials	20.94%
Health Care	13.99%
Industrials	12.02%
Information Technology	11.04%
Materials	8.56%
Utilities	2.35%
Short-Term Investment	3.66%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc.–Growth Opportunities Fund

Ten Largest Holdings	% of Investments
NetApp, Inc.	2.05%
Akamai Technologies, Inc.	1.58%
priceline.com, Inc.	1.39%
Altera Corp.	1.39%
CB Richard Ellis Group, Inc. Class A	1.37%
Marriott International, Inc. Class A	1.36%
T. Rowe Price Group, Inc.	1.36%
Citrix Systems, Inc.	1.36%
Alexion Pharmaceuticals, Inc.	1.35%
C.H. Robinson Worldwide, Inc.	1.33%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.35%
Consumer Staples	2.56%
Energy	6.18%
Financials	9.40%
Health Care	11.64%
Industrials	12.85%
Information Technology	26.24%
Materials	7.59%
Telecommunication Services	1.19%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust–High Yield Fund

Ten Largest Holdings	% of Investments
Nextel Communications, Inc., 6.875%, 10/31/2013	1.69%
Wind Acquisition Finance SA,12.00%, 12/1/2015	1.40%
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.36%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	1.19%
Inergy LP/Inergy Finance Corp., 8.25%. 3/1/2016	1.11%
Nielsen Finance LLC/Nielsen Finance Co., 0.00%, 8/1/2016	1.11%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	1.05%
Travelport LLC, 11.875%, 9/1/2016	1.04%
Angel Lux Common SA, 8.875%, 5/1/2016	1.03%
El Paso Corp., 8.05%, 10/15/2030	1.01%

Holdings by Sector*	% of Investments
Agency	0.00%**
Automotive	5.39%
Banking	1.20%
Basic Industry	7.30%
Capital Goods	5.75%
Consumer Cyclical	3.92%
Consumer Non-Cyclical	2.26%
Energy	7.20%
Financial Services	5.58%
Healthcare	6.09%
Insurance	2.93%
Local-Authority	0.33%
Media	10.80%
Real Estate	0.99%
Services	15.71%
Technology & Electronics	5.36%
Telecommunications	9.81%
Utility	1.59%
Short-Term Investment	7.79%

Total	100.00%

*	A sector may comprise several industries.
**	Amount is less than 0.01%.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust–International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.43%
Hyundai Mobis	1.84%
Teva Pharmaceutical Industries Ltd. ADR	1.81%
UniCredit SpA	1.72%
Vodafone Group plc	1.70%
Sumitomo Corp.	1.66%
Barclays plc	1.65%
Fresenius SE	1.63%
Vedanta Resources plc	1.52%
Nestle SA Registered Shares	1.51%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.19%
Consumer Staples	11.95%
Energy	6.89%
Financials	19.51%
Health Care	6.27%
Industrials	12.81%
Information Technology	7.61%
Materials	8.06%
Telecommunication Services	7.03%
Utilities	5.19%
Short-Term Investment	2.49%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust–International Dividend Income Fund

Ten Largest Holdings	% of Investments
Deutsche Post AG Registered Shares	1.72%
PPR	1.66%
Vodafone Group plc	1.66%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	1.66%
Turk Telekomunikasyon AS	1.63%
Vinci SA	1.62%
British American Tobacco plc	1.62%
Sumitomo Corp.	1.61%
Oesterreichische Post AG	1.57%
Canon, Inc.	1.56%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.11%
Consumer Staples	8.29%
Energy	7.19%
Financials	24.11%
Health Care	4.31%
Industrials	13.89%
Information Technology	5.76%
Materials	5.39%
Telecommunication Services	8.27%
Utilities	10.00%
Short-Term Investment	2.68%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust–International Opportunities Fund

Ten Largest Holdings	% of Investments
Megaworld Corp.	1.86%
Rheinmetall AG	1.65%
Schroders plc	1.63%
Symrise GmbH & Co. AG	1.59%
Dufry Group Registered Shares	1.51%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	1.51%
Gerresheimer AG	1.48%
FP Corp.	1.46%
Azimut Holding SpA	1.44%
Ipsos SA	1.44%

Holdings by Sector*	% of Investments
Consumer Discretionary	24.66%
Consumer Staples	10.91%
Energy	3.40%
Financials	16.26%
Health Care	4.06%
Industrials	18.29%
Information Technology	7.28%
Materials	8.28%
Telecommunication Services	0.67%
Utilities	5.50%
Short-Term Investment	0.69%

Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2010